Financial instruments - Fair value heirarchy (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 691	$ 1,265
Current financial investments	29,876	21,246
Current derivative financial instruments - assets	4,039	5,131
Non-current derivative financial instruments - liabilities	(2,376)	(767)
Current derivative financial instruments liabilities	(4,106)	(4,609)
Fair value [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	2,616	3,093
Non-current derivative financial instruments - assets	691	1,265
Current financial investments	300	300
Current derivative financial instruments - assets	4,039	5,131
Cash equivalents	3,106	2,714
Non-current derivative financial instruments - liabilities	(2,376)	(767)
Current derivative financial instruments liabilities	(4,106)	(4,609)
Net fair value	4,270	7,127
Level 1 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	903	860
Non-current derivative financial instruments - assets	0	0
Current financial investments	0	0
Current derivative financial instruments - assets	25	949
Non-current derivative financial instruments - liabilities	0	0
Current derivative financial instruments liabilities	(60)	(69)
Net fair value	868	1,740
Level 2 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,222	1,840
Non-current derivative financial instruments - assets	97	884
Current financial investments	300	300
Current derivative financial instruments - assets	3,722	4,108
Cash equivalents	3,106	2,714
Non-current derivative financial instruments - liabilities	(2,352)	(762)
Current derivative financial instruments liabilities	(3,952)	(4,539)
Net fair value	2,143	4,545
Level 3 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	491	393
Non-current derivative financial instruments - assets	594	380
Current derivative financial instruments - assets	292	74
Non-current derivative financial instruments - liabilities	(24)	(4)
Current derivative financial instruments liabilities	(94)
Net fair value	$ 1,259	$ 843